RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012 DOSA Consulting, LLC [Member]	Jun. 30, 2013 NMC [Member]	Jun. 30, 2012 NMC [Member]	Dec. 31, 2012 NMC [Member]	Dec. 31, 2011 NMC [Member]	Mar. 31, 2013 McNeil Consulting Group, LLC [Member]	Jun. 30, 2013 McNeil Consulting Group, LLC [Member]	Dec. 31, 2012 McNeil Consulting Group, LLC [Member]	Jun. 30, 2013 Former officers [Member]	Dec. 31, 2012 Former officers [Member]	Dec. 31, 2011 Directors
Net smelter return royalty to NMC								5.00%		5.00%
Majority Stockholder Ownership Percentage								29.00%		29.00%
Related Party Transaction, Expenses from Transactions with Related Party										$ 62,362	$ 101,478			$ 91
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party							36,762			420,000	420,000
Payments for Deposits											195,000
Due to Related Parties, Current	23,290		23,290	23,290	23,290	23,290	36,151	1,207		36,151	42,181		12,500	12,500
Related Party Transaction, Amounts of Transaction							361,904		112,378	361,904		15,000	30,000	37,500	23,290	23,290	2,000
Payments to Acquire Property, Plant, and Equipment	$ 103,319	$ 166,180	$ 252,843	$ 118,558	$ 4,947,158	$ 5,050,477	$ 22,469			$ 50,000